Performance Management	Feb. 28, 2025
2x Bitcoin Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of a broad-based security market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.volatilityshares.com/bitx or by calling the Fund at (866) 261-0273.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of a broad-based security market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s highest quarterly return was 134.83% (quarter-ended March 31, 2024) and the Fund’s lowest quarterly return was (37.73)% (quarter-ended June 30, 2024). The Fund’s year-to-date performance as of the most recent quarter-end (March 31, 2025) was (30.72)%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	(30.72%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	134.83%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(37.73%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Return as of December 31, 2024
2x Bitcoin Strategy ETF	1 Year	Since Inception (6/26/2023)
Return Before Taxes	165.27%	150.05%
Return After Taxes on Distributions	150.11%	140.53%
Return After Taxes on Distributions and Sale of Shares	95.01%	113.62%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Shares. As a result, Fund returns after taxes on distributions and sales of Shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Performance Availability Website Address [Text]	https://www.volatilityshares.com/bitx
Performance Availability Phone [Text]	(866) 261-0273
2x Corn ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.volatilityshares.com
2x Ether ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance.
Performance Availability Website Address [Text]	www.volatilityshares.com
2x Wheat ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.volatilityshares.com
One+One S&P 500 and Bitcoin ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www. volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www. volatilityshares.com
One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.volatilityshares.com
Volatility Premium Plus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website at www.volatilityshares.com/zvol or by calling the Fund at (866) 261-0273.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s highest quarterly return was 11.17% (quarter ended June 30, 2024) and the Fund’s lowest quarterly return was (9.46)% (quarter ended September 30, 2024). The Fund’s year-to-date performance as of the most recent quarter-end (March 31, 2025) was (9.45)%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	(9.45%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.17%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.46%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2024
Volatility Premium Plus ETF	1 Year	Since Inception (4/17/23)
Return Before Taxes	8.62%	34.12%
Return After Taxes on Distributions	(2.41)%	25.80%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	23.08%
S&P 500® VIX Mid-Term Futures Inverse Daily Index (reflects no deduction for fees, expenses or taxes)	7.51%	32.46%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.47%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.volatilityshares.com
Performance Availability Phone [Text]	(866) 261-0273